Average Annual Total Returns - First Trust NASDAQ Clean Edge Green Energy Index Fund	First Trust NASDAQ Clean Edge Green Energy Index Fund 1 Year	First Trust NASDAQ Clean Edge Green Energy Index Fund 5 Years	First Trust NASDAQ Clean Edge Green Energy Index Fund 10 Years	First Trust NASDAQ Clean Edge Green Energy Index Fund Since Inception	First Trust NASDAQ Clean Edge Green Energy Index Fund Inception Date	First Trust NASDAQ Clean Edge Green Energy Index Fund After tax on distributions 1 Year	First Trust NASDAQ Clean Edge Green Energy Index Fund After tax on distributions 5 Years	First Trust NASDAQ Clean Edge Green Energy Index Fund After tax on distributions 10 Years	First Trust NASDAQ Clean Edge Green Energy Index Fund After tax on distributions Since Inception	First Trust NASDAQ Clean Edge Green Energy Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust NASDAQ Clean Edge Green Energy Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust NASDAQ Clean Edge Green Energy Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust NASDAQ Clean Edge Green Energy Index Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ® Clean Edge® Green Energy Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ® Clean Edge® Green Energy Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ® Clean Edge® Green Energy Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	NASDAQ® Clean Edge® Green Energy Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	183.52%	35.57%	16.51%	10.05%	Feb. 08, 2007	182.69%	35.06%	16.15%	9.81%	108.36%	29.69%	13.83%	8.33%	184.83%	35.64%	16.50%	10.26%	19.96%	13.26%	11.20%	8.05%